Related Party Transactions - Aggregate Compensation to Executive Team and Directors (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) individual	Dec. 31, 2022 CAD ($) individual
Executive team
Disclosure of transactions between related parties [line items]
Number of individuals | individual	12	13
Base salary and annual incentive compensation	$ 26	$ 19
Additional short-term benefits and other	1	1
Share-based long-term incentive compensation	28	32
Value of pension and post-retirement benefits	$ 2	$ 2
Directors
Disclosure of transactions between related parties [line items]
Number of individuals | individual	11	11
Base salary and annual incentive compensation	$ 0	$ 0
Additional short-term benefits and other	0	0
Share-based long-term incentive compensation	4	3
Value of pension and post-retirement benefits	$ 0	$ 0